Loans at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans at amortized cost [Abstract]
Household loans	₩ 134,423,473	₩ 120,832,081
Corporate loans	161,029,877	152,164,476
Public and other loans	3,311,735	2,831,026
Loans to banks	2,633,532	3,585,563
Card receivables	24,024,491	22,447,614
Loans at amortized cost, Gross, Total	325,423,108	301,860,760
Discount	(27,824)	(23,588)
Deferred loan origination costs and fees	534,530	497,368	₩ 434,746
Loans at amortized cost before Allowance for credit losses, Total	325,929,814	302,334,540
Allowance for credit losses	(2,684,835)	(2,725,068)
Loans at amortized cost, Net, Total	₩ 323,244,979	₩ 299,609,472